Property and Equipment and Investment Properties_Rental income from the above investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Rental Income From Investment Property Net Of Direct Operating Expense Abstract [Abstract]
Rental income from the investment properties	₩ 59,259	₩ 12,884